Trust pass-through securities	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Trust pass-through securities
28 Trust pass-through securities

	Coupon rate	Coupon date	Issue / Maturity	Year of next call 2	2025	2024

USD 225 million 1	7.65%	Semi-annually, December 1	1996/2026	n.a.	57	66

USD 190 million 1	7.625%	Semi-annually, November 15	1997/2037	n.a.	42	47

On December 31					99	113

Fair value					118	133

1	Issued by a subsidiary of, and guaranteed by Aegon Ltd.
2	n.a. in the above table should be read as “not applicable.”
Trust pass-through securities are securities through which the holder participates in a trust. The assets of these trusts consist of junior subordinated deferrable interest debentures issued by Transamerica Corporation. The trust pass-through securities include provisions for deferring distributions for extension periods up to 10 consecutive semi-annual periods.
The trust pass- through securities are subordinated to all other unsubordinated borrowings and liabilities of Transamerica Corporation.
There were no defaults or breaches of conditions during the period.